Loans	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans

NOTE 5. LOANS

The composition of loans is summarized as follows:

	December 31,
	2013	2012

Unsecured	$509,598	$822,538
Cash Value	3,143,563	3,393,228
Residential Real Estate	21,754,221	24,604,432
Commercial Real Estate	180,747,485	185,352,416
Business Assets	2,474,070	2,621,853
Vehicles	1,539,830	1,686,508
Other	417,128	101,655
	210,585,895	218,582,630

Unearned loan fees	(1,116,166)	(932,468)
Allowance for loan losses	(6,231,422)	(5,389,613)
Loans, net	$203,238,307	$212,260,549

For purposes of the disclosures required pursuant to the adoption of amendments to ASC 310, the loan portfolio was disaggregated into segments. A portfolio segment is defined as the level at which the entity develops and documents a systematic method for determining its allowance for loan losses. There are seven loan portfolio segments that include unsecured, cash value, residential real estate, commercial real estate, business assets, vehicles, and other.

Unsecured – Loans in this segment are any loans, whether guaranteed, endorsed or co-made, that are not fully collateralized. Unsecured loans are subject to the lending policies and procedures described in Note 1. Total unsecured loans as of December 31, 2013 were 0.24% of the total loan portfolio.

Cash Value – These are loans fully secured by cash or cash equivalents. Cash value loans are subject to the lending policies and procedures described in Note 1. Total cash value loans as of December 31, 2013 were 1.49% of the total loan portfolio.

Residential Real Estate – These loans include all mortgages and other liens on residential real estate, as well as vacant land designated as residential real estate. Residential real estate loans are subject to the lending policies and procedures described in Note 1. Total residential real estate loans as of December 31, 2013 were 10.33% of the total loan portfolio.

Commercial Real Estate – The commercial real estate portfolio represents the largest category of the Company’s loan portfolio. These loans include all mortgages and other liens on commercial real estate. Commercial real estate loans are subject to the lending policies and procedures described in Note 1. Total commercial real estate loans as of December 31, 2013 were 85.83% of the total loan portfolio.

Business Assets – Loans in this segment are made to businesses and are generally secured by business assets, equipment, inventory, and accounts receivable. Business assets loans are subject to the lending policies and procedures described in Note 1. Total business assets loans as of December 31, 2013 were 1.18% of the total loan portfolio.

Vehicles – Loans in this segment are secured by motor vehicles. Vehicle loans are subject to the lending policies and procedures described in Note 1. Total vehicle loans as of December 31, 2013 were 0.73% of the total loan portfolio.

Other – Loans in this segment are generally secured by consumer loans, but include all loans that do not belong in one of the other segments. Other loans are subject to the lending policies and procedures described in Note 1. Total other loans as of December 31, 2013 were less than 0.20% of the total loan portfolio.

The allowance for loan losses and loans evaluated for impairment for the year ended December 31, 2013, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Allowance for loan losses:
December 31, 2013
Beginning balance	$77,502	$17,054	$2,328,224	$2,259,106	$477,511	$230,216	$-	$5,389,613
Charge-offs	(199,798)	(17,054)	(1,365,116)	(945,223)	(305,374)	(150,885)	-	(2,983,450)
Recoveries	40,022	-	151,817	22,999	3,814	6,607	-	225,259
Provision	205,549	4,044	973,825	2,255,937	99,486	61,159	-	3,600,000
Ending balance	$123,275	$4,044	$2,088,750	$3,592,819	$275,437	$147,097	$-	$6,231,422

Ending balance - individually evaluated impairment	$-	$-	$1,289,098	$2,949,143	$114,703	$26,405	$-	$4,379,349

Loans:
Ending balance (1)	$509,598	$3,143,563	$21,754,221	$180,747,485	$2,474,070	$1,539,830	$417,128	$210,585,895

Ending balance - Loans individually evaluated for impairment	$27,219	$-	$10,904,128	$36,118,788	$899,772	$169,268	$-	$48,119,175

(1)	Loan balances presented are gross of unearned loan fees of $1,116,166.

The allowance for loan losses and loans evaluated for impairment for the year ended December 31, 2012, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Allowance for loan losses:
December 31, 2012
Beginning balance	$97,961	$16,727	$2,083,285	$2,480,770	$299,741	$176,021	$-	$5,154,505
Charge-offs	(25,523)	-	(605,011)	(1,051,727)	(2,087)	(9,633)	-	(1,693,981)
Recoveries	2,584	-	66,437	105,116	23,160	9,515	-	206,812
Provision	2,480	327	783,513	724,947	156,697	54,313	-	1,722,277
Ending balance	$77,502	$17,054	$2,328,224	$2,259,106	$477,511	$230,216	$-	$5,389,613

Ending balance - individually evaluated impairment	$11,060	$17,054	$1,645,625	$1,075,729	$293,697	$81,037	$-	$3,124,202

Loans:
Ending balance (1)	$822,538	$3,393,228	$24,604,432	$185,352,416	$2,621,853	$1,686,508	$101,655	$218,582,630

Ending balance - Loans individually evaluated for impairment	$40,017	$17,054	$13,001,107	$34,805,680	$561,091	$123,984	$-	$48,548,933

(1)	Loan balances presented are gross of unearned loan fees of $932,468.

A loan is considered impaired, in accordance with the impairment accounting guidance (FASB ASC 310-10-35-16), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual term of the loan. Impaired loans include loans modified in trouble debt restructuring where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Impaired loans by portfolio segment are as follows:

	As of December 31, 2013
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance

Unsecured	$27,219	$27,219	$-	$27,219	$-
Cash value	-	-	-	-	-
Residential real estate	12,940,008	3,515,254	7,388,874	10,904,128	1,289,098
Commercial real estate	38,270,017	21,538,743	14,580,045	36,118,788	2,949,143
Business assets	899,772	714,711	185,061	899,772	114,703
Vehicles	169,268	142,863	26,405	169,268	26,405
Other	-	-	-	-	-

	As of December 31, 2012
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance

Unsecured	$44,634	$28,957	$11,060	$40,017	$11,060
Cash value	19,543	-	17,054	17,054	17,054
Residential real estate	15,758,053	6,419,011	6,582,096	13,001,107	1,645,625
Commercial real estate	40,127,425	22,047,391	12,758,289	34,805,680	1,075,729
Business assets	657,529	92,819	468,272	561,091	293,697
Vehicles	165,850	5,529	118,455	123,984	81,037
Other	-	-	-	-	-

When the Company measures impairment based on the present value of expected cash flows the changes in the present value of these cash flows on impaired loans are recognized as part of bad-debt expense. Interest income from impaired loans for the years ended December 31, 2013 and 2012, by portfolio segment, is as follows:

	Year ended December 31, 2013		Year ended December 31, 2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Unsecured	$32,645	$-	$52,549	$860
Cash value	3,411	-	17,054	-
Residential real estate	11,539,254	108,864	12,590,802	353,218
Commercial real estate	35,797,913	904,487	35,194,208	1,314,075
Business assets	762,259	47,704	605,742	32,322
Vehicles	157,616	15,003	134,690	7,582
Other	-	-	-	-

A primary credit quality indicator for financial institutions is delinquent balances. Following are the delinquent amounts, by portfolio segment, as of December 31, 2013:

	Current	30-89 Days	Greater Than 90 Days And Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables

Unsecured	$467,752	$14,022	$-	$14,022	$27,824	$509,598
Cash value	3,143,563	-	-	-	-	3,143,563
Residential real estate	16,243,522	116,231	30,912	147,143	5,363,556	21,754,221
Commercial real estate	154,205,059	3,125,284	970,724	4,096,008	22,446,418	180,747,485
Business assets	1,531,414	35,471	-	35,471	907,185	2,474,070
Vehicles	1,296,111	16,542	-	16,542	227,177	1,539,830
Other	417,128	-	-	-	-	417,128

	$177,304,549	$3,307,550	$1,001,636	$4,309,186	$28,972,160	$210,585,895

Following are the delinquent amounts, by portfolio segment, as of December 31, 2012:

	Current	30-89 Days	Greater Than 90 Days And Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables

Unsecured	$802,020	$20,518	$-	$20,518	$-	$822,538
Cash value	3,373,835	19,393	-	19,393	-	3,393,228
Residential real estate	18,982,218	451,314	135,007	586,321	5,035,893	24,604,432
Commercial real estate	154,822,727	7,691,888	632,367	8,324,255	22,205,434	185,352,416
Business assets	1,555,326	387,218	-	387,218	679,309	2,621,853
Vehicles	1,533,528	145,902	-	145,902	7,078	1,686,508
Other	101,655	-	-	-	-	101,655

	$181,171,309	$8,716,233	$767,374	$9,483,607	$27,927,714	$218,582,630

The accrual of interest on loans is discontinued when, in management’s opinion, the borrower may be unable to meet payments as they become due, unless the loan is well-secured. When a loan becomes 90 days past due, it is evaluated to determine if the loan is well-secured and in the process of collection of past due amounts. Loans disclosed as included on nonaccrual status are generally past due over 90 days. However, as of December 31, 2013 one residential real estate loans totaling $30,912 and two commercial real estate loans totaling $970,624 were past due less than 90 days and carried as nonaccrual at management’s discretion based on the afore mentioned qualifications. As of December 31, 2013 loans past due over 90 and still accruing have been examined by management to ensure they are well-secured and in the process of collection of past due amounts.

The Company uses an eight-grade internal loan rating system for its loan portfolio as follows:

Grade 1 - Prime (Excellent) – Loans to borrowers with unquestionable financial strength and a solid earning history. This category includes national, international, regional, local entities, and individuals with commensurate capitalization, profitability, income, or ready access to capital markets as well as loans collateralized by cash equivalents. These loans are considered substantially risk free.

Grade 2 - Good (Superior) – Loans which exhibit a strong earnings record, and liquidity and leverage ratios that compare favorably with the industry. There are excellent prospects for continued growth. This category also includes those loans secured within margins with marketable collateral. Limited risk. The elements for risk for these borrowers are slightly greater than those associated with risk grade Prime.

Grade 3 - Acceptable (Average) – Loans to borrowers with a satisfactory financial condition, liquidity, and earnings history which indications that the trend will continue. Working capital is considered adequate and income is sufficient to repay debt as scheduled. Handles normal credit needs in a satisfactory manner.

Grade 4 - Fair (Watch) – Loans to borrowers which may show at least one of the following: start-up operation or venture capital, financial condition, adverse events which have not yet become trends such as sporadic profitability, occasional overdrafts, instances of slow pay, documentation deficiencies. Borrower may also exhibit substantial grantor support. Debt is being handled as agreed, and the primary source of repayment remains available. Circumstances may warrant more than normal monitoring, but are not serious enough to warrant criticism of classification.

Grade 5 - Special Mention – Loans with potential weaknesses which may, if not checked and corrected, would weaken the assets or inadequately protect the Bank’s credit position at some future date. These loans may require resolution of specific pending events before the associated risk can be adequately evaluated. These are criticized loans.

Grade 6 - Substandard – Loans, which are inadequately protected by the net worth and cash flow capacity of the borrower or the collateral pledged. The credit risk in this situation relates to the possibility of some loss of principal or interest if the deficiencies are not corrected. These loans are considered classified.

Grade 7 - Doubtful – Loans, which are inadequately protected by the net worth of the borrower or the collateral pledged and repayment in full is improbable on the basis of existing facts, values and conditions. The possibility of loss is high, but because of certain important and reasonable specific pending factors, which may work to the advantage and strengthening of the facility, its classification as an estimated loss is deferred until its more exact status may be determined. These loans are considered classified, as value is impaired. A full or partial reserve is warranted.

Grade 8 - Loss – Loans, which are considered uncollectible and continuance as an unacceptable asset are not warranted. These loans are considered classified and are either charged off or fully reserved against.

The following table presents the Company’s loans by risk rating, before unearned loan fees, at December 31, 2013:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total

Grade 1 (Prime)	$261	$27,689	$-	$-	$-	$-	$-	$27,950
Grade 2 (Superior)	12,841	10,990	-	-	-	-	-	23,831
Grade 3 (Acceptable-Average)	451,736	3,066,877	9,604,888	97,757,272	1,514,300	1,284,242	316,820	113,996,135
Grade 4 - Fair (Watch)	-	-	552,501	12,851,741	-	7,967	100,308	13,512,517
Grade 5 (Special Mention)	-	-	259,027	17,030,029	-	-	-	17,289,056
Grade 6 (Substandard)	44,760	38,007	11,264,273	53,108,443	819,054	247,621	-	65,522,158
Grade 7 (Doubtful)	-	-	73,532	-	140,716	-	-	214,248
Grade 8 (Loss)	-	-	-	-	-	-	-	-
	$509,598	$3,143,563	$21,754,221	$180,747,485	$2,474,070	$1,539,830	$417,128	$210,585,895

The following table presents the Company’s loans by risk rating at December 31, 2012:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total

Grade 1 (Prime)	$900	$27,496	$-	$-	$-	$-	$-	$28,396
Grade 2 (Superior)	16,163	220,824	-	339,757	-	3,969	-	580,713
Grade 3 (Acceptable-Average)	678,806	3,061,567	9,685,196	111,762,353	1,758,313	1,295,909	-	128,242,144
Grade 4 - Fair (Watch)	-	66,287	980,562	5,477,217	-	18,387	-	6,542,453
Grade 5 (Special Mention)	-	-	860,863	16,236,103	288,068	175,254	-	17,560,288
Grade 6 (Substandard)	126,669	-	13,077,811	51,536,986	575,472	192,989	101,655	65,611,582
Grade 7 (Doubtful)	-	-	-	-	-	-	-	-
Grade 8 (Loss)	-	17,054	-	-	-	-	-	17,054
	$822,538	$3,393,228	$24,604,432	$185,352,416	$2,621,853	$1,686,508	$101,655	$218,582,630

Each loan is assigned a risk rating at origination, and grades are continuously assessed as part of the bank’s loan grading system based on loan review results as well as internal evaluations. Grades are changed as necessary based on the most recent information and indications available for each loan.

In this current real estate environment it has become more common to restructure or modify the terms of certain loans under certain conditions (i.e. troubled debt restructures or “TDRs”). In those circumstances it may be beneficial to restructure the terms of a loan and work with the borrower for the benefit of both parties, versus forcing the property into foreclosure and having to dispose of it in an unfavorable real estate market. The Company has not forgiven any material principal amounts on any loan modifications to date.

At the time a loan is restructured, the Company considers the existing and anticipated cash flows and recent payment history to determine whether a restructured loan will accrue interest. Once a loan is restructured, missed payment under the revised note is an indication the customer is experiencing further cash flow difficulties, and therefore a restructure would immediately go to nonaccrual status. From time to time the Company has modified loans and not accounted for them as troubled debt restructurings. Given the current economic environment, especially with respect to interest rates, there have been instances where a good customer has come in to renegotiate for a more favorable rate or one more in line with market rates. Given this and similar circumstances we have made concessions to keep the relationship. In such cases these are not and will not be accounted for or reported as a TDR. Before any loan is modified and considered as a Troubled Debt Restructure, a thorough analysis is performed on current financial information and collateral valuation to derive a payment schedule that is supported by cash flows. The existing and anticipated cash flows and recent payment history will determine whether the loan will accrue interest or not.

The Company’s TDRs as of December 31, 2013 and 2012 are presented below based on their status as performing or non-performing in accordance with the restructured terms:

	2013	2012

Performing TDRs	$16,853,620	$15,166,660
Non-performing TDRs	11,151,803	6,472,817
Total TDRs	$28,005,423	$21,639,477

TDRs quantified by loan type and classified separately as accrual and non-accrual are presented below:

	December 31, 2013
	Accruing	Non-Accrual	Total

Unsecured	$-	$-	$-
Cash value	-	-	-
Residential real estate	5,453,980	1,468,952	6,922,932
Commercial real estate	11,389,424	9,682,851	21,072,275
Business assets	10,216	-	10,216
Vehicles	-	-	-
Other	-	-	-
Total TDRs	$16,853,620	$11,151,803	$28,005,423

	December 31, 2012
	Accruing	Non-Accrual	Total

Unsecured	$-	$-	$-
Cash value	-	-	-
Residential real estate	6,276,108	1,533,958	7,810,066
Commercial real estate	8,880,336	4,938,859	13,819,195
Business assets	10,216	-	10,216
Vehicles	-	-	-
Other	-	-	-
Total TDRs	$15,166,660	$6,472,817	$21,639,477

The Company’s policy is to return non-accrual TDR loans to accrual status when all the principal and interest amounts contractually due, pursuant to its modified terms, are brought current and future payments are reasonably assured. The policy also considers payment history of the borrower, but is not dependent upon a specific number of payments.

The Company recorded $1,086,501 and $536,111 in specific reserves as of December 31, 2013 and 2012, respectively. The Company recognized $242,417 in charge offs on TDR loans during the year ended December 31, 2013 and $204,143 in charge offs on TDR loans for the year ended December 31, 2012.

Loans are modified to minimize loan losses when the Company believes the modification will improve the borrower’s financial condition and ability to repay the loan. The Company typically does not forgive principal. The Company generally either defers, or decreases monthly payments for a temporary period of time. A summary of the types of concessions made as of December 31, 2013 and 2012 are presented in the table below:

	2013	2012

Lowered interest rate and/or payment amount	$12,356,916	$8,195,283
Interest only payment terms	1,554,410	3,434,438
Interest only & rate reduction	1,715,202	748,324
Waived interest and/or late fees	3,046,347	3,282,608
A&B note structure	5,319,880	1,429,139
Substitution of debtor	4,012,668	4,549,685
Total TDRs	$28,005,423	$21,639,477

The following table presents loans modified as TDRs by class and related recorded investment, which includes accrued interest and fees on accruing loans, in those loans as of December 31, 2013 and 2012:

	2013		2012
	Number of	Recorded	Number of	Recorded
	Loans	Investment	Loans	Investment

Unsecured	-	$-	-	$-
Cash value	-	-	-	-
Residential real estate	12	9,784,635	9	7,865,546
Commercial real estate	29	18,445,184	20	13,881,050
Business assets	1	10,289	1	10,896
Vehicles	-	-	-	-
Other	-	-	-	-
Total TDRs	42	$28,240,108	30	$21,757,492

There have been no loans modified as TDRs within the past twelve months for which there was a payment default within the twelve month period ended December 31, 2013.

In the ordinary course of business, the Company has granted loans to certain related parties including directors, executive officers, and their affiliates. The interest rates on these loans were substantially the same as rates prevailing at the time of the transaction and repayment terms are customary for the type of loan. Changes in related party loans for the year ended December 31, 2013 are as follows:

Balance, beginning of year	$7,598,014
Advances	2,805,030
Repayments	(1,136,907)
Change in related parties	-
Balance, end of year	$9,266,137